Restricted Assets (Details) - USD ($)			6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2025
Restricted Assets [Line Items]
Profits tax rate			10.00%
Percentage reserve funds			50.00%
Paid in capital
Statutory reserve